Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 7,068	$ 13,262
Receivables	263	37
Prepaid expenses	119	54
Assets held for spin-off	0	348
Total Current assets	7,450	13,701
Equipment	112	43
Mineral property interests	532	496
Long-term investment	151	146
Reclamation deposits and other	12	9
Assets held for spin-off	0	38,885
Total assets	8,257	53,280
Current liabilities
Accounts payable and accrued liabilities	247	225
Liabilities held for spin-off	0	230
Total current liabilities	247	455
Loan payable to Oyu Tolgoi LLC	7,841	7,334
Deferred revenue	24,658	22,987
Liabilities held for spin-off	0	3,015
Total liabilities	32,746	33,791
Stockholders’ (deficiency) equity
Common stock, no par value, unlimited number authorized, 173,573,572 (December 31, 2016 - 153,045,408) issued and outstanding	139,689	178,740
Additional paid-in capital	22,175	20,863
Accumulated other comprehensive income (loss)	5,230	(7,061)
Subscriptions received in advance	0	559
Accumulated deficit	(191,583)	(173,612)
Total stockholders’ (deficiency) equity	(24,489)	19,489
Total liabilities and stockholders’ (deficiency) equity	$ 8,257	$ 53,280